Document and Entity Information	6 Months Ended
Dec. 31, 2019
Cover [Abstract]
Entity Registrant Name	GLOBAL TECHNOLOGIES LTD
Entity Central Index Key	0000932021
Document Type	10-12G
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false